Shareholder Fees {- Fidelity Series Treasury Bill Index Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Series Treasury Bill Index Fund Series Pro-05 | Fidelity Series Treasury Bill Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none